Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 4.0%
Vanguard FTSE Developed Markets ETF	431,663	$ 15,695,267
Vanguard FTSE Emerging Markets ETF	108,202	3,948,291

		19,643,558

U.S. Equity Funds - 10.8%
iShares Core S&P Total U.S. Stock Market ETF	172,685	13,735,365
Schwab U.S. Broad Market ETF	178,118	7,479,175
Vanguard Total Stock Market ETF	173,613	31,158,325

		52,372,865

U.S. Fixed Income Funds - 84.7%
iShares Core U.S. Aggregate Bond ETF	837,450	80,679,933
iShares Short Treasury Bond ETF	1,269,778	139,675,580
Schwab U.S. Aggregate Bond ETF (A)	2,420,294	109,663,521
Vanguard Total Bond Market ETF	1,147,568	81,856,025

		411,875,059

Total Exchange-Traded Funds (Cost $533,283,789)		483,891,482

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (B)	3,265,250	3,265,250

Total Other Investment Company (Cost $3,265,250)		3,265,250

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.10% (B), dated 09/30/2022, to be repurchased at $3,086,165 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $3,147,713.

$ 3,085,882	$ 3,085,882

Total Repurchase Agreement (Cost $3,085,882)	3,085,882

Total Investments (Cost $539,634,921)	490,242,614
Net Other Assets (Liabilities) - (0.8)%	(3,838,100)

Net Assets - 100.0%	$ 486,404,514

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$483,891,482	$—	$—	$483,891,482
Other Investment Company	3,265,250	—	—	3,265,250
Repurchase Agreement	—	3,085,882	—	3,085,882

Total Investments	$487,156,732	$3,085,882	$—	$490,242,614

Transamerica Series Trust	Page 1

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,248,727, collateralized by cash collateral of $3,265,250 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $50,875. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Activity of affiliated investments no longer held as the Transamerica ETF Trust was liquidated April 12, 2022.

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$5,154,216	$—	$(4,826,852)	$640,450	$(967,814)	$—	—	$8,754	$—
DeltaShares® S&P 500 Managed Risk ETF	22,989,847	—	(21,397,984)	7,027,073	(8,618,936)	—	—	44,326	—
DeltaShares® S&P 600 Managed Risk ETF	1,685,217	—	(1,590,031)	174,341	(269,527)	—	—	5,845	—
DeltaShares® S&P EM 100 & Managed Risk ETF	1,913,714	—	(1,721,880)	(117,290)	(74,544)	—	—	5,340	—
DeltaShares® S&P International Managed Risk ETF	8,821,572	—	(8,048,317)	(257,155)	(516,100)	—	—	30,966	—

Total	$40,564,566	$—	$(37,585,064)	$7,467,419	$(10,446,921)	$—	—	$95,231	$—

Transamerica Series Trust	Page 2

Transamerica Managed Risk – Conservative ETF VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

SUBSEQUENT EVENT

Effective November 1, 2022, TAM replaced Milliman Financial Risk Management, LLC as sub-adviser to the Portfolio with Goldman Sachs Asset Management, LP as sub-adviser. In connection with the change in sub-adviser: (i) the Portfolio’s principal investment strategies and principal risks were revised; (ii) the Portfolio’s management fee and sub-advisory fees were revised; (iii) the investment objective of the Portfolio was revised; and (iv) the Portfolio name was updated to Transamerica Goldman Sachs Managed Risk – Conservative ETF VP.

Transamerica Series Trust	Page 3